NOTE 8 - LINE OF CREDIT (Narrative) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Apr. 02, 2015
Debt Instrument [Line Items]
Line of credit borrowing capacity			$ 40,000
Line of credit amount outstanding	$ 31,201	$ 34,513
Prime Rate [Member]
Debt Instrument [Line Items]
Interest Rate	8.00%	12.00%